Acquisitions and Dispositions - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	Aug. 04, 2009 NTN Nidec Thailand Company Limited	Feb. 26, 2010 SC Wado Company Limited	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business
Business Acquisition [Line Items]
Business acquisition, percentage of ownership acquired	60.00%	90.00%
Business acquisition, percentage of ownership	40.00%
Business acquisition, number of shares acquired		864,000
Business acquisition, cash paid			¥ 57,442